UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2014

Item 1. Report to Stockholders.

Annual
Report
June 30, 2014

DSM	Large Cap Growth Fund
[DSMLX]
DSM	Global Growth Fund
[DSMGX]
DSM	Small-Mid Cap Growth Fund
[DSMMX]
DSM	Global Growth & Income Fund
[DSMYX]

TABLE OF CONTENTS

Shareholder Letter	1
Sector Allocations	7
Performance	9
Schedules of Investments	13
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes	27
Financial Highlights	31
Notes to Financial Statements	35
Report of Independent Registered Public Accounting Firm	46
Expense Example	47
Trustees and Executive Officers	50
Additional Information	53
Privacy Notice	Inside Back Cover

DSM Funds
Dear Shareholder:

DSM Large Cap Growth Fund

During the twelve-month period from June 30, 2013 through June 30, 2014 (the “Period”), the Fund’s total return increased 25.19%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s two benchmarks, the Russell 1000 Growth Index and the S&P 500, increased 26.92% and 24.61% respectively.

Performance Factors

At June 30, 2014, the majority of the portfolio was invested in the consumer discretionary, health care and technology sectors with smaller weightings in the industrials, financials, materials and consumer staples sectors.

The Fund’s underperformance versus the Russell 1000 Growth Total Return was primarily due to DSM’s selection of stocks in the industrials and energy sectors, as well as the Fund’s underweight in energy versus the benchmark.  DSM’s stock selections in the consumer discretionary sector benefitted performance in the Period.

The holdings which contributed most to the Fund’s performance during the Period were Tencent Holdings (instant messaging and electronic gaming); Celgene (specialty pharmaceuticals); Alexion Pharmaceuticals (specialty pharmaceuticals); Wynn Resorts (operator of casino resorts in the U.S. and Asia); and Las Vegas Sands (operator of casino resorts in the U.S. and Asia).

The weakest contributors to the Fund’s performance during the Period were Intuitive Surgical (robotic surgery machines); Kinder Morgan (pipeline transportation and energy storage); Swatch Group (manufacturer of watches and watch components); Discovery Communications (non-fiction cable television programmer); and Safran (manufacturer of turbines and other aerospace equipment).

DSM Global Growth Fund

During the twelve-month period from June 30, 2013 through June 30, 2014 (the “Period”), the Fund’s total return increased 28.04%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the MSCI All Country World Index Net (MSCI ACWI Net) increased 22.95%.

Performance Factors

At June 30, 2014, the majority of the portfolio was invested in the consumer discretionary, technology, health care, industrials and financials sectors with smaller weightings in the consumer staples, materials and utilities sectors.

DSM Funds

The Fund’s outperformance versus the MSCI All Country World Index Net was primarily the result of our stock selections in the consumer discretionary and health care sectors.  Our underweight in energy versus the benchmark detracted from performance in the Period.

The major contributors to the Fund’s return during the Period were Celgene (specialty pharmaceuticals); Tencent Holdings (instant messaging and electronic gaming platforms); Galaxy Entertainment Group and Sands China (operators of casino resorts in Asia); and Alexion Pharmaceuticals (specialty pharmaceuticals).

The holdings which contributed least to the Fund’s performance during the Period were Intuitive Surgical (robotic surgery machines); Syngenta (crop protection products and seeds); Telekomunikasi Indonesia (Indonesian telecom operator); Infosys (IT consulting and software services); and Eurasia Drilling (oilfield services primarily in Russia).

DSM Small-Mid Cap Growth Fund

During the twelve-month period from June 30, 2013 through June 30, 2014 (the “Period”), the Fund’s total return increased 20.08%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the Russell 2500 Growth Index increased 26.26%.

Performance Factors

At June 30, 2014, the majority of the portfolio was invested in the technology, consumer discretionary, health care and financials sectors with smaller weightings in the consumer staples, materials, energy and industrials sectors.

The Fund’s underperformance versus the Russell 2500 Growth Index was primarily the result of our overweight and stock selections in the consumer discretionary sector.  Our selections in the technology and financials sectors benefitted performance in the Period.

The holdings which contributed most to the Fund’s performance during the Period were Salix Pharmaceuticals (specialty pharmaceuticals); MGM China Holdings (operator of casino resorts in Asia); NPS Pharmaceuticals (specialty pharmaceuticals); YY Inc. (social communications platform operator); and B/E Aerospace (manufacturer of interior products for aircraft cabins).

The holdings which contributed least to the Fund’s performance during the Period were Aegerion Pharmaceuticals (specialty pharmaceuticals); Dick’s Sporting Goods (sporting goods retailer); SouFun Holdings (operator of a real estate Internet portal in China); GNC Holdings (health and wellness chain store operator); and SodaStream (home beverage carbonation systems).

DSM Funds

DSM Global Growth & Income Fund

From the inception of the Fund on November 12, 2013 through June 30, 2014 (the “Period”), the Fund’s total return increased 6.97%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the MSCI All Country World Index Net increased 10.23%.

Performance Factors

At June 30, 2014, the majority of the portfolio was invested in the consumer discretionary, health care, financials and industrials sectors with smaller weightings in the technology, materials and consumer staples sectors.

The Fund’s underperformance versus the MSCI All Country World Index Net was primarily the result of our stock selections in the financials and industrials sectors.  Our overweight and selections in health care versus the benchmark benefitted performance in the Period.

The major contributors to the Fund’s return during the Period were Tencent Holdings (instant messaging and electronic gaming platforms); Time Warner (media and entertainment); Celgene (specialty pharmaceuticals); Hutchison Whampoa (diversified interests including ports, telecom and energy); and UCB SA (specialty pharmaceuticals).

The holdings which contributed least to the Fund’s performance during the Period were Airbus Group (airplanes and aircraft components); Elekta (advanced medical products and surgical tools); IGM Financial (financial services); HSBC Holdings (international banking and financial services); and Kinder Morgan (pipeline transportation and energy storage).

Economic and Market Outlook

Our global economic outlook remains largely unchanged.  We continue to expect global economic growth around 3.5% with the U.S. over 2%; Europe in the 0% to 1% range; Japan over 1%; and China in the 7% range.  We remain concerned about the situation in the Ukraine, and the rapidly changing military balance in Iraq is adding uncertainty that was not apparent earlier this year.  The ISIS militia may create instability to oil supplies, or at least to investor confidence, as they continue to expand their control through parts of Iraq.

U.S. first quarter gross domestic product (GDP) growth was revised significantly lower to -2.9%, dismal compared to initial estimates that were “positive” and leading to hopes of GDP growth of 3% for 2014.  Certainly the disappointing Q1 results raise some doubt about the economy’s underlying strength and put to rest any thought of a 3% GDP result for the year.  Nevertheless, we think the last

DSM Funds

three-quarters of the year may well average +2% growth.  It is probable that the first quarter disappointment is largely an anomaly, as first quarter GDP results appear inconsistent with reported labor market and manufacturing statistics.  However, although wage growth remains anemic, inflation concerns in the U.S. have recently increased.  This puts the Federal Reserve in a difficult spot.  The Federal Reserve’s goal is to create real income growth, but their tool is lower interest rates which mainly cause asset price appreciation.  The fact remains that wage growth will be driven by economic growth, and that requires a pro-growth fiscal agenda from the leadership in Washington.  Unfortunately Washington’s fiscal agenda is anti-growth and the economic results prove that every quarter.  Certainly the Federal Reserve will be reluctant to raise interest rates given anemic income growth, but if inflation appears to be on the rise, they will be faced with a tough decision.

In contrast, any discussion regarding rate hikes in Europe appears unlikely until economic growth ratchets upward decisively.  Even German, and not surprisingly French, economic statistics have been softer than hoped for.  Eurozone manufacturing indices were about as expected and indicate modest growth.  Growth in excess of 2% for several sequential quarters is improbable until the back half of 2015 at the earliest.  If that is the outcome, then low inflation and poor wage growth might cause an increased European Central Bank (ECB) emphasis on Quantitative Easing (QE).  In contrast, we believe that discussions in Spain to reduce personal and corporate taxes, if adopted throughout Europe, would have much more potential to create economic growth than ongoing austerity and QE policies.  The United Kingdom’s economy continues to expand with potential for 3% growth.  Rates may begin rising in the United Kingdom within twelve months and of course there is the wild card of an election next year as well.

Slow growth in Japan is the likely outcome for the foreseeable future, in part due to ongoing population decline, an elderly demographic trend and a culture that does not readily assimilate immigrants.  This demographic reality is complicated by a rigid corporate structure that does not rationalize underperforming assets, including the use of large excess cash balances.  Government tax reductions that might have spurred economic growth were offset with sales tax increases, which was unfortunate.  The Japanese are focused on QE policies as a result, but as has been the outcome in Europe and the U.S., QE can raise asset prices or prevent deflation, but is unlikely to spur real economic growth.

In our view, China’s current economic growth of approximately 7% is largely as expected.  The property market receives widespread attention, and there is not much doubt that attitudes towards real estate investment have moderated.  In

DSM Funds

China, large down payments on first homes are required and there is no secondary market in mortgage-backed securities.  The combination of these two factors make a large decline in the real estate market unlikely.  In the meantime, the new government continues to move forward with reforms, possibly including deposit insurance, foreign exchange derivatives, foreign currency deposit rates and open-market interest rates.  We continue to believe that only small “stimulus measures” will be taken by the central government.

Portfolio Outlook

The DSM Funds have been constructed based on our view of slow growth in the U.S., faster growth in the emerging markets and fractional growth in Europe.  Our strategy continues to focus on investments in businesses that generate the majority of their revenue in North America and emerging markets.

The portfolios continue to be focused on distinct global businesses that have been identified, and are continuously subject to analysis, by our eleven-member investment team, which was recently bolstered by the addition of Kenneth Yang as our ninth portfolio manager/analyst.  In our opinion, the valuation of each of the DSM Funds continues to be attractive in the current slow growth economic environment and relative to the market.  Additionally, the portfolios have remained characterized by strong balance sheets and significant free cash flow.

Sincerely,

Stephen Memishian	Daniel Strickberger

DSM Funds

Past performance is not a guarantee of future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change.  Please see the Schedule of Investments in this report for a full listing of the Funds’ holdings.

Mutual fund investing involves risk, including the possible loss of principal.  The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks and differences in accounting methods.  The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Funds are more exposed to individual stock volatility than a diversified fund.  Investments in small and mid-size companies involve additional risks such as limited liquidity and greater volatility than large cap stocks.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as a representative of the equity market in general.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The MSCI ACWI Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI ACWI Net captures up to 99% of the developed and emerging investable market universe, covering over 8,000 securities in 45 countries across size (Large + Mid+ Small Cap) and style segments.  You cannot invest directly in an index.  The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.  You cannot invest directly in an index.

Free cash flow measures the cash generating capability of a company by adding noncash charges (e.g. depreciation) and interest expense to pretax income.

Earnings growth is not a measure of a fund’s future performance.

Must be preceded or accompanied by a prospectus.

DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Global Growth & Income Fund and DSM Small-Mid Cap Growth Fund are distributed by Quasar Distributors, LLC.

DSM Funds

SECTOR ALLOCATION at June 30, 2014 (Unaudited)

DSM Large Cap Growth Fund

Sector Allocation	% of Net Assets

Consumer Discretionary	33.1%
Health Care	22.5%
Information Technology	20.8%
Industrials	8.1%
Financials	6.7%
Materials	4.7%
Consumer Staples	3.0%
Cash*	1.1%
Net Assets	100.0%

*	Represents cash and assets in excess of other liabilities.

DSM Global Growth Fund

Sector Allocation	% of Net Assets

Consumer Discretionary	24.9%
Information Technology	22.8%
Health Care	16.4%
Industrials	13.9%
Financials	12.3%
Consumer Staples	4.5%
Materials	3.4%
Utilities	1.8%
Cash*	-0.0%
Net Assets	100.0%

*	Represents cash and liabilities in excess of other assets.

DSM Funds

SECTOR ALLOCATION at June 30, 2014 (Unaudited) (Continued)

DSM Small-Mid Cap Growth Fund

Sector Allocation	% of Net Assets

Information Technology	29.3%
Consumer Discretionary	27.5%
Health Care	17.9%
Financials	12.5%
Consumer Staples	4.4%
Materials	3.4%
Energy	2.9%
Industrials	2.4%
Cash*	-0.3%
Net Assets	100.0%

*	Represents cash and liabilities in excess of other assets.

DSM Global Growth & Income Fund

Sector Allocation	% of Net Assets

Consumer Discretionary	27.8%
Health Care	20.7%
Financials	19.1%
Industrials	14.4%
Information Technology	9.0%
Materials	6.9%
Consumer Staples	2.5%
Cash*	-0.4%
Net Assets	100.0%

*	Represents cash and liabilities in excess of other assets.

DSM Large Cap Growth Fund

PERFORMANCE (Unaudited)

VALUE OF $100,000 VS. RUSSELL 1000® GROWTH TOTAL RETURN
INDEX AND S&P 500® TOTAL RETURN INDEX

Average Annual Total Returns
		Since Inception
	1 Year	(8/28/09)
DSM Large Cap Growth Fund
(Institutional Class)	25.19%	16.87%
Russell 1000® Growth Total Return Index	26.92%	17.58%
S&P 500® Total Return Index	24.61%	16.68%

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (877) 862-9555.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The S&P 500® Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot directly invest in these indexes.

DSM Global Growth Fund

PERFORMANCE (Unaudited) (Continued)

VALUE OF $100,000 VS. MSCI ALL COUNTRY WORLD INDEX NET

Average Annual Total Returns
		Since Inception
	1 Year	(3/28/12)
DSM Global Growth Fund
(Institutional Class)	28.04%	16.15%
MSCI All Country World Index Net	22.95%	14.32%

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (877) 862-9555. An investment should not be made solely on returns. The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The MSCI All Country World Index Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI All Country World Index Net captures up to 99% of the developed and emerging investable market universe, covering over 8,000 securities in 45 countries across size (Large & Mid & Small Cap) and style segments.

DSM Small-Mid Cap Growth Fund

PERFORMANCE (Unaudited) (Continued)

VALUE OF $100,000 VS. RUSSELL 2500® GROWTH
TOTAL RETURN INDEX

Average Total Returns
		Since Inception
	1 Year	(5/9/13)
DSM Small-Mid Cap Growth Fund
(Institutional Class)	20.08%	19.01%
Russell 2500® Growth Total Return Index	26.26%	23.27%

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (877) 862-9555. An investment should not be made solely on returns. The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The Russell 2500® Growth Total Return Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.

DSM Global Growth & Income Fund

PERFORMANCE (Unaudited) (Continued)

VALUE OF $100,000 VS. MSCI ALL COUNTRY WORLD INDEX NET

Since Inception
(11/12/13)
DSM Global Growth & Income Fund
(Institutional Class)	6.97%
MSCI All Country World Index Net	10.23%

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (877) 862-9555. An investment should not be made solely on returns. The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The MSCI All Country World Index Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI All Country World Index Net captures up to 99% of the developed and emerging investable market universe, covering over 8,000 securities in 45 countries across size (Large & Mid & Small Cap) and style segments.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2014

Shares		Fair Value

COMMON STOCKS: 98.9%

Aerospace & Defense: 8.1%
327,800	Airbus Group
	NV – ADR	$5,487,372
16,150	Precision
	Castparts Corp.	4,076,260
171,300	Safran SA – ADR	2,790,134
		12,353,766
Beverages: 3.0%
65,125	Monster Beverage
	Corp.*	4,625,829
Biotechnology: 18.0%
40,425	Alexion
	Pharmaceuticals,
	Inc.*	6,316,406
16,400	Biogen Idec, Inc.*	5,171,084
129,950	Celgene Corp.*	11,160,106
16,925	Regeneron
	Pharmaceuticals,
	Inc.*	4,780,805
		27,428,401
Capital Markets: 6.7%
17,650	BlackRock, Inc.	5,640,940
119,525	Invesco, Ltd.	4,512,069
		10,153,009
Chemicals: 4.7%
57,650	Monsanto Co.	7,191,261

Health Care Equipment
& Supplies: 2.5%
93,725	Abbott Laboratories	3,833,352

Hotels, Restaurants & Leisure: 13.7%
55,275	Las Vegas Sands Corp.	4,213,060
78,875	Starbucks Corp.	6,103,348
22,350	Wynn Resorts, Ltd.	4,638,966
72,475	Yum! Brands, Inc.	5,884,970
		20,840,344
Internet & Catalog Retail: 4.3%
5,400	Priceline Group, Inc.*	6,496,200

Internet Software & Services: 10.3%
59,850	eBay, Inc.*	2,996,091
6,550	Google, Inc. –
	Class A*	3,829,588
4,950	Google, Inc. –
	Class C*	2,847,636
394,400	Tencent Holdings,
	Ltd. – ADR	6,022,488
		15,695,803
IT Services: 10.5%
131,050	Cognizant
	Technology
	Solutions Corp. –
	Class A*	6,409,655
58,375	MasterCard, Inc. –
	Class A	4,288,811
25,250	Visa, Inc. – Class A	5,320,428
		16,018,894
Media: 8.8%
67,700	Comcast Corp. –
	Class A	3,634,136
53,725	Discovery
	Communications,
	Inc. – Class A*	3,990,693
83,275	Time Warner, Inc.	5,850,069
		13,474,898
Multiline Retail: 1.8%
48,575	Dollar
	General Corp.*	2,786,262

Pharmaceuticals: 2.0%
20,650	Perrigo Co. PLC	3,009,944

Specialty Retail: 2.5%
72,950	TJX Cos, Inc.	3,877,293

Textiles, Apparel &
Luxury Goods: 2.0%
102,350	Swatch Group
	AG – ADR	3,095,064

TOTAL COMMON STOCKS
(Cost $123,756,250)		150,880,320

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Continued)

Shares		Fair Value

SHORT-TERM INVESTMENT: 1.2%
1,825,495	Invesco Short-Term
	Investment Trust
	Treasury Portfolio,
	0.01%1	$1,825,495

TOTAL SHORT-TERM INVESTMENT
(Cost $1,825,495)		1,825,495

TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $125,581,745)		152,705,815
Liabilities in Excess of
Other Assets: (0.1)%		(136,611)
TOTAL NET ASSETS: 100.0%		$152,569,204

ADRAmerican Depositary Receipt.
PLC Public Limited Company.
*	Non-income producing security.
1	Annualized seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2014

Shares		Fair Value

COMMON STOCKS: 100.0%

Aerospace & Defense: 6.8%
2,525	Airbus Group NV	$169,209
2,615	Safran SA	171,212
		340,421
Banks: 3.3%
3,525	HDFC Bank,
	Ltd. – ADR	165,041
Beverages: 2.5%
1,800	Monster Beverage
	Corp.*	127,854
Biotechnology: 14.9%
825	Alexion
	Pharmaceuticals,
	Inc.*	128,906
430	Biogen Idec, Inc.*	135,583
4,120	Celgene Corp.*	353,826
465	Regeneron
	Pharmaceuticals, Inc.*	131,349
		749,664
Capital Markets: 6.8%
397	BlackRock, Inc.	126,881
2,540	Invesco, Ltd.	95,885
430	Partners Group
	Holding AG	117,537
		340,303
Chemicals: 3.4%
1,355	Monsanto Co.	169,023

Electronic Equipment, Instruments
& Components: 2.6%
3,980	Hexagon AB – Class B	128,307

Food & Staples Retailing: 2.0%
2,400	Seven & I Holdings
	Co., Ltd.	101,112
Gas Utilities: 1.8%
28,000	China Resources
	Gas Group, Ltd.	88,150
Hotels, Restaurants & Leisure: 11.9%
15,600	Sands China, Ltd.	117,849
2,130	Starbucks Corp.	164,820
42,800	Wynn Macau, Ltd.	167,878
1,785	Yum! Brands, Inc.	144,942
		595,489
Industrial Conglomerates: 5.3%
9,500	Beijing Enterprises
	Holdings, Ltd.	89,908
13,000	Hutchison
	Whampoa, Ltd.	177,798
		267,706
Insurance: 2.2%
22,085	AMP, Ltd.	110,373

Internet & Catalog Retail: 3.0%
123	Priceline Group, Inc.*	147,969

Internet Software & Services: 10.0%
175	Google, Inc. – Class A*	102,317
175	Google, Inc. – Class C*	100,674
12,325	Tencent Holdings, Ltd.	187,967
3,125	Yandex NV – Class A*	111,375
		502,333
IT Services: 9.2%
1,110	Cap Gemini SA	79,188
3,330	Cognizant Technology
	Solutions Corp. –
	Class A*	162,870
1,440	MasterCard, Inc. –
	Class A	105,797
550	Visa, Inc. – Class A	115,891
		463,746
Media: 2.6%
1,870	Time Warner, Inc.	131,367

Multiline Retail: 2.6%
1,175	Next PLC	130,205

Pharmaceuticals: 1.5%
865	UCB SA	73,234

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Continued)

Shares		Fair Value

COMMON STOCKS: 100.0% (Continued)

Professional Services: 1.8%
1,195	DKSH Holding AG	$90,892

Semiconductors & Semiconductor
Equipment: 1.0%
755	NXP Semiconductors
	NV*	49,966
Specialty Retail: 1.6%
53,600	Chow Tai Fook
	Jewellery Group, Ltd.	81,883
Textiles, Apparel & Luxury Goods: 3.2%
315	LVMH Moet Hennessy
	Louis Vuitton SA	60,731
166	Swatch Group AG	100,240
		160,971
TOTAL COMMON STOCKS
(Cost $4,313,178)		5,016,009

SHORT-TERM INVESTMENT: 0.8%
39,713	Invesco Short-Term
	Investment Trust
	Treasury Portfolio,
	0.01%1	39,713
TOTAL SHORT-TERM INVESTMENT
(Cost $39,713)		39,713
TOTAL INVESTMENTS
IN SECURITIES: 100.8%
(Cost $4,352,891)		5,055,722
Liabilities in Excess of
Other Assets: (0.8)%		(41,042)
TOTAL NET ASSETS: 100.0%		$5,014,680

ADR American Depositary Receipt.
PLC Public Limited Company.
*	Non-income producing security.
1	Annualized seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Continued)

Percentage
of Total
Net Assets
Portfolio Diversification
United States	49.6%
Hong Kong	12.5%
France	9.6%
Switzerland	6.2%
Cayman Islands	5.7%
India	3.3%
Netherlands	3.2%
United Kingdom	2.6%
Sweden	2.5%
Australia	2.2%
Japan	2.0%
Belgium	1.4%
Liabilities in excess of other assets	-0.8%
TOTAL INVESTMENTS	100.0%
The accompanying notes are an integral part of these financial statements.

DSM Small-Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2014

Shares		Fair Value

COMMON STOCKS: 100.3%

Aerospace & Defense: 2.4%
3,320	Hexcel Corp.*	$135,788

Automobiles: 1.9%
1,490	Harley-Davidson, Inc.	104,077

Beverages: 2.2%
1,725	Monster
	Beverage Corp.*	122,527
Biotechnology: 8.0%
4,320	Aegerion
	Pharmaceuticals,
	Inc.*	138,629
9,375	NPS Pharmaceuticals,
	Inc.*	309,844
		448,473
Capital Markets: 12.5%
1,050	Affiliated Managers
	Group, Inc.*	215,670
2,190	Artisan Partners
	Asset Management,
	Inc. – Class A	124,129
14,600	Julius Baer Group,
	Ltd. – ADR	119,574
2,010	LPL Financial
	Holdings, Inc.	99,977
2,220	Waddell & Reed
	Financial, Inc. –
	Class A	138,950
		698,300
Communications Equipment: 5.9%
4,820	Aruba Networks, Inc.*	84,446
740	F5 Networks, Inc.*	82,466
9,500	Radware, Ltd.*	160,265
		327,177
Electronic Equipment, Instruments
& Components: 3.4%
2,740	IPG Photonics Corp.*	188,512

Energy Equipment & Services: 2.9%
2,100	Oceaneering
	International, Inc.	164,073
Food & Staples Retailing: 2.2%
3,615	Fresh Market, Inc.*	120,994

Health Care Technology: 1.9%
4,055	IMS Health Holdings,
	Inc.*	104,132
Hotels, Restaurants & Leisure: 9.8%
6,560	Bloomin’ Brands, Inc.*	147,141
2,820	Cheesecake Factory, Inc.	130,904
4,015	Home Inns & Hotels
	Management, Inc. –
	ADR*	137,434
3,170	MGM China Holdings,
	Ltd. – ADR^	132,030
		547,509
Internet Software & Services: 6.8%
5,445	Yandex NV – Class A*	194,060
2,445	YY, Inc. – ADR*	184,597
		378,657
IT Services: 6.1%
4,045	EPAM Systems, Inc.*	176,969
1,925	Syntel, Inc.*	165,473
		342,442
Media: 2.7%
2,400	AMC Networks, Inc. –
	Class A*	147,576
Metals & Mining: 3.4%
3,010	Carpenter Technology
	Corp.	190,382
Multiline Retail: 2.1%
2,125	Dollar Tree, Inc.*	115,727

The accompanying notes are an integral part of these financial statements.

DSM Small-Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Continued)

Shares		Fair Value

COMMON STOCKS: 100.3% (Continued)

Pharmaceuticals: 8.0%
2,530	Pacira Pharmaceuticals,
	Inc.*	$232,406
1,715	Salix Pharmaceuticals,
	Ltd.*	211,545
		443,951
Semiconductors & Semiconductor
Equipment: 1.5%
2,370	Altera Corp.	82,381

Software: 5.6%
9,810	Cadence Design
	Systems, Inc.*	171,577
3,640	SolarWinds, Inc.*	140,722
		312,299
Specialty Retail: 7.8%
1,155	Conn’s, Inc.*	57,045
3,760	GNC Holdings, Inc. –
	Class A	128,216
1,475	Ulta Salon Cosmetics
	& Fragrance, Inc.*	134,830
2,735	Vitamin Shoppe, Inc.*	117,660
		437,751
Textiles, Apparel & Luxury Goods: 3.2%
4,325	Movado Group, Inc.	180,223

TOTAL COMMON STOCKS
(Cost $5,289,709)		5,592,951

SHORT-TERM INVESTMENT: 0.6%
33,369	Invesco Short-Term
	Investment Trust
	Treasury Portfolio,
	0.01%1	33,369
TOTAL SHORT-TERM INVESTMENT
(Cost $33,369)		33,369
TOTAL INVESTMENTS
IN SECURITIES: 100.9%
(Cost $5,323,078)		5,626,320
Liabilities in Excess of
Other Assets: (0.9)%		(49,370)
TOTAL NET ASSETS: 100.0%		$5,576,950

ADR  American Depositary Receipt.
^	Level 2 security. See Note 2A for more information.
*	Non-income producing security.
1	Annualized seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at June 30, 2014

Shares		Fair Value

COMMON STOCKS: 100.4%

Aerospace & Defense: 7.3%
2,205	Airbus Group NV	$147,765
2,575	Safran SA	168,593
		316,358
Beverages: 2.5%
1,515	Monster Beverage
	Corp.*	107,611
Biotechnology: 17.0%
975	Alexion
	Pharmaceuticals,
	Inc.*	152,344
585	Biogen Idec, Inc.*	184,456
3,630	Celgene Corp.*	311,744
310	Regeneron
	Pharmaceuticals, Inc.*	87,566
		736,110
Capital Markets: 15.9%
510	BlackRock, Inc.	162,996
3,585	IGM Financial, Inc.	171,615
2,145	Invesco, Ltd.	80,974
2,035	Julius Baer Group, Ltd.	83,897
690	Partners Group
	Holding AG	188,606
		688,088
Chemicals: 6.9%
1,515	Monsanto Co.	188,981
298	Syngenta AG	110,994
		299,975
Health Care Equipment
& Supplies: 3.7%
3,970	Abbott Laboratories	162,373

Hotels, Restaurants
& Leisure: 14.8%
19,200	Sands China, Ltd.	145,045
1,985	Starbucks Corp.	153,599
44,000	Wynn Macau, Ltd.	172,585
2,120	Yum! Brands, Inc.	172,144
		643,373
Industrial Conglomerates: 4.1%
13,000	Hutchison
	Whampoa, Ltd.	177,797
Insurance: 3.2%
27,670	AMP, Ltd.	138,285

Internet & Catalog Retail: 2.7%
98	Priceline Group, Inc.*	117,894

Internet Software & Services: 3.5%
10,000	Tencent Holdings, Ltd.	152,508

IT Services: 5.5%
1,730	Cap Gemini SA	123,419
2,330	Cognizant Technology
	Solutions Corp. –
	Class A*	113,960
		237,379
Media: 3.8%
2,350	Time Warner, Inc.	165,088

Multiline Retail: 2.6%
1,025	Next PLC	113,583

Professional Services: 3.0%
54	SGS SA	129,398

Textiles, Apparel &
Luxury Goods: 3.9%
475	LVMH Moet Hennessy
	Louis Vuitton SA	91,579
126	Swatch Group AG	76,086
		167,665
TOTAL COMMON STOCKS
(Cost $4,207,300)		4,353,485

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Continued)

Shares	Fair Value

SHORT-TERM INVESTMENT: 0.8%
34,849	Invesco Short-Term
Investment Trust
Treasury Portfolio,
0.01%1	$34,849

TOTAL SHORT-TERM INVESTMENT
(Cost $34,849)	34,849
TOTAL INVESTMENTS
IN SECURITIES: 101.2%
(Cost $4,242,149)	4,388,334
Liabilities in Excess of
Other Assets: (1.2)%	(50,296)
TOTAL NET ASSETS: 100.0%	$4,338,038

*	Non-income producing security.
PLC Public Limited Company.
1	Annualized seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Continued)

Percentage
of Total
Net Assets
Portfolio Diversification
United States	50.7%
Switzerland	13.6%
France	12.2%
Hong Kong	7.6%
Cayman Islands	7.3%
Canada	4.0%
Australia	3.2%
United Kingdom	2.6%
Liabilities in excess of other assets	-1.2%
TOTAL INVESTMENTS	100.0%
The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2014

	DSM Large Cap	DSM Global
	Growth Fund	Growth Fund
ASSETS:
Investments in securities, at value (Cost
$125,581,745 and $4,352,891, respectively)	$152,705,815	$5,055,722
Cash	—	1,731
Receivables:
Dividends and interest receivable	64,727	4,279
Due from adviser	—	1,132
Investments sold	1,335,432	—
Fund shares sold	8,600	—
Prepaid expenses and other assets	23,505	11,935
Total assets	154,138,079	5,074,799

LIABILITIES:
Payables:
Investment securities purchased	1,249,397	—
Investment advisory fees, net	60,867	—
Fund shares purchased	145,147	—
Printing and mailing fees	7,654	1,200
Audit fees	21,100	21,100
Fund accounting fees	12,218	6,902
Administration fees	25,758	13,356
Trustee fees	1,659	1,278
Transfer agent fees	8,499	5,176
Chief Compliance Officer fees	2,250	2,625
Legal fees	2,457	2,061
Custody fees	2,894	2,870
Registration fees	6,778	160
Shareholder servicing fees	13,134	2,386
Other accrued expenses	9,063	1,005
Total liabilities	1,568,875	60,119
NET ASSETS	$152,569,204	$5,014,680

COMPONENTS OF NET ASSETS:
Paid-in capital	$121,518,618	$3,899,337
Accumulated undistributed
net investment income	—	14,659
Accumulated net realized gain on investments	3,926,516	397,809
Net unrealized appreciation of investments	27,124,070	702,875
Net assets	$152,569,204	$5,014,680
Net Asset Value (unlimited shares authorized):
Net assets	$152,569,204	$5,014,680
Shares of beneficial interest issued
and outstanding	5,142,062	247,496
Net asset value, offering and redemption
price per share	$29.67	$20.26

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2014

	DSM Small-Mid	DSM Global
	Cap Growth	Growth & Income
	Fund	Fund
ASSETS:
Investments in securities, at value (Cost
$5,323,078 and $4,242,149, respectively)	$5,626,320	$4,388,334
Foreign Currency
(Cost $0 and $2,130, respectively)	—	2,130
Receivables:
Dividends and interest receivable	193	5,742
Due from adviser	14,996	—
Prepaid expenses and other assets	1,325	6,244
Total assets	5,642,834	4,402,450

LIABILITIES:
Payables:
Investment advisory fees, net	—	6,418
Printing and mailing fees	608	233
Audit fees	21,100	21,100
Fund accounting fees	6,198	6,684
Administration fees	13,125	13,050
Trustee fees	1,281	1,278
Transfer agent fees	5,210	5,142
Chief Compliance Officer fees	2,250	2,625
Legal fees	2,457	2,329
Custody fees	1,085	2,695
Registration fees	9,409	546
Shareholder servicing fees	2,553	2,053
Other accrued expenses	608	259
Total liabilities	65,884	64,412
NET ASSETS	$5,576,950	$4,338,038

COMPONENTS OF NET ASSETS:
Paid-in capital	$4,912,085	$4,154,482
Accumulated undistributed
net investment income	—	41,484
Accumulated net realized
gain (loss) on investments	361,623	(4,116)
Net unrealized appreciation of investments	303,242	146,188
Net assets	$5,576,950	$4,338,038
Net Asset Value (unlimited shares authorized):
Net assets	$5,576,950	$4,338,038
Shares of beneficial interest issued
and outstanding	313,898	270,426
Net asset value, offering and redemption
price per share	$17.77	$16.04

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF OPERATIONS For the Year Ended June 30, 2014

	DSM Large Cap	DSM Global
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding tax
of $25,551 and $2,587, respectively)	$1,057,280	$64,773
Interest	223	8
Total investment income	1,057,503	64,781

Expenses:
Investment advisory fees	872,953	37,176
Administration fees	106,535	54,756
Registration fees	40,650	19,605
Transfer agent fees	27,850	21,186
Fund accounting fees	46,747	36,847
Audit fees	21,326	21,326
Printing and mailing fees	20,731	2,208
Chief Compliance Officer fees	9,338	11,007
Legal fees	6,062	3,898
Custodian fees	15,986	21,628
Insurance fees	1,284	1,234
Trustees fees	7,691	5,053
Shareholder servicing fees	34,272	3,250
Miscellaneous expenses	37,488	5,397
Total expenses	1,248,913	244,571
Less: Expenses
waived or reimbursed	(143,173)	(195,003)
Net expenses	1,105,740	49,568
Net investment income/(loss)	(48,237)	15,213

REALIZED & UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain on investments
and foreign currency	6,724,505	461,852
Net change in unrealized appreciation
of investments and foreign currency	16,818,595	417,813
Net realized and unrealized
gain on investments and foreign currency	23,543,100	879,665
Net increase in net assets
resulting from operations	$23,494,863	$894,878

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF OPERATIONS For the Period Ended June 30, 2014

	DSM Small-Mid	DSM Global
	Cap Growth	Growth & Income
	Fund	Fund*
INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding tax
of $192 and $4,706, respectively)	$32,540	$69,229
Interest	11	9
Total investment income	32,551	69,238
Expenses:
Investment advisory fees	45,489	21,819
Administration fees	48,819	34,800
Registration fees	12,519	—
Transfer agent fees	20,864	13,459
Fund accounting fees	26,867	17,795
Audit fees	23,238	21,100
Printing and mailing fees	—	246
Chief Compliance Officer fees	8,654	7,000
Legal fees	4,470	3,321
Custodian fees	9,721	11,138
Insurance fees	—	1,212
Trustees fees	6,210	3,689
Shareholder servicing fees	3,638	2,569
Miscellaneous expenses	4,997	2,858
Total expenses	215,486	141,006
Less: Expenses
waived or reimbursed	(157,360)	(114,338)
Net expenses	58,126	26,668
Net investment income/(loss)	(25,575)	42,570

REALIZED & UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain (loss) on investments
and foreign currency	508,123	(4,263)
Net change in unrealized appreciation
of investments and foreign currency	297,794	146,188
Net realized and unrealized
gain on investments and foreign currency	805,917	141,925
Net increase in net assets
resulting from operations	$780,342	$184,495

*	Fund commenced operations on November 12, 2013.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2014	June 30, 2013
INCREASE/DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(48,237)	$152,661
Net realized gain on investments	6,724,505	1,161,841
Net change in unrealized appreciation
of investments	16,818,595	5,049,301
Net increase in net assets resulting
from operations	23,494,863	6,363,803

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(111,466)	—
From net realized gain on investments	(2,466,714)	—
Total distributions to shareholders	(2,578,180)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from
capital share transactions (a)	53,070,380	42,288,585
Total increase in net assets	73,987,063	42,288,585

NET ASSETS
Beginning of year	78,582,141	29,929,753
End of year	$152,569,204	$78,582,141
Undistributed net investment income	$—	$111,113

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	June 30, 2014		June 30, 2013
	Shares	Value	Shares	Value
Shares sold	2,189,678	$61,406,839	2,069,078	$48,214,833
Reinvested dividends	83,087	2,324,786	—	—
Shares redeemed*	(370,598)	(10,661,245)	(267,506)	(5,926,248)
	1,902,167	$53,070,380	1,801,572	$42,288,585
Beginning Shares	3,239,895		1,438,323
Ending Shares	5,142,062		3,239,895

*	Net of redemption fee of $178 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2014	June 30, 2013
INCREASE/DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$15,213	$5,414
Net realized gain on investments	461,852	79,469
Net change in unrealized appreciation
of investments	417,813	333,714
Net increase in net assets resulting
from operations	894,878	418,597

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(7,509)
From net realized gain on investments	(126,959)	—
Total distributions to shareholders	(126,959)	(7,509)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from
capital share transactions (a)	1,130,086	332,494
Total increase in net assets	1,898,005	743,582

NET ASSETS
Beginning of year	3,116,675	2,373,093
End of year	$5,014,680	$3,116,675
Undistributed net investment income	$14,659	$—

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	June 30, 2014		June 30, 2013
	Shares	Value	Shares	Value
Shares sold	52,584	$1,044,924	20,242	$325,000
Reinvested dividends	6,700	126,959	494	7,509
Shares redeemed	(2,088)	(41,797)	(1)	(15)
	57,196	$1,130,086	20,735	$332,494
Beginning Shares	190,300		169,565
Ending Shares	247,496		190,300

The accompanying notes are an integral part of these financial statements.

DSM Small-Mid Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	June 30, 2014	June 30, 2013*
INCREASE/DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(25,575)	$(994)
Net realized gain on investments	508,123	22,024
Net change in unrealized
appreciation of investments	297,794	5,448
Net increase in net assets
resulting from operations	780,342	26,478

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	(141,955)	—
Total distributions to shareholders	(141,955)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from
capital share transactions (a)	955,066	3,957,019
Total increase in net assets	1,593,453	3,983,497

NET ASSETS
Beginning of year/period	3,983,497	—
End of year/period	$5,576,950	$3,983,497
Undistributed net investment income	$—	$—

(a)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	June 30, 2014		June 30, 2013*
	Shares	Amount	Shares	Value
Shares sold	44,745	$816,428	261,338	$3,957,019
Reinvested dividends	7,816	138,663	—	—
Shares redeemed	(1)	(25)	—	—
	52,560	$955,066	261,338	$3,957,019
Beginning Shares	261,338		—
Ending Shares	313,898		261,338

*	Fund commenced operation on May 9, 2013.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
June 30, 2014*
INCREASE/DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$42,570
Net realized loss on investments	(4,263)
Net change in unrealized appreciation of investments	146,188
Net increase in net assets resulting from operations	184,495

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(939)
Total distributions to shareholders	(939)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from
capital share transactions (a)	4,154,482
Total increase in net assets	4,338,038

NET ASSETS
Beginning of period	—
End of period	$4,338,038
Undistributed net investment income	$41,484

(a)	Summary of capital share transactions is as follows:

	Period Ended
	June 30, 2014*
	Shares	Amount
Shares sold	270,372	$4,153,650
Reinvested dividends	61	939
Shares redeemed	(7)	(107)
	270,426	$4,154,482
Beginning Shares	—
Ending Shares	270,426

*	Fund commenced operations on November 12, 2013.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

Institutional Class
					Period
					Ended
	Year Ended June 30,				June 30,
	2014	2013	2012	2011	2010*
Net asset value at
beginning of year/period	$24.25	$20.81	$20.53	$15.32	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income/(loss)1	(0.01)	0.07	(0.04)	(0.05)	(0.04)
Net realized and unrealized
gain on investments	6.08	3.37	1.15	5.34	0.36
Total from
investment operations	6.07	3.44	1.11	5.29	0.32

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from net
investment income	(0.03)	—	—	—	—
Distributions from
net realized gain	(0.62)	—	(0.83)	(0.08)	—
Total distributions	(0.65)	—	(0.83)	(0.08)	—
Proceeds from redemption
fees collected	0.00 **	—	—	0.00 **	—
Net asset value,
end of year/period	$29.67	$24.25	$20.81	$20.53	$15.32
Total return	25.19%	16.53%	6.07%	34.52%	2.13	%2

SUPPLEMENTAL DATA
Net assets at end
of year/period (000,000’s)	$152.6	$78.6	$29.9	$26.6	$8.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	1.07%	1.23%	1.66%	1.84%	5.01	%3
Expenses after fees waived4	0.95%	0.95%	1.08%	1.10%	1.15	%3

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	(0.16)%	0.02%	(0.80)%	(1.01)%	(4.17	)%3
After fees waived	(0.04)%	0.30%	(0.22)%	(0.27)%	(0.31	)%3
Portfolio turnover rate	56%	71%	59%	77%	73	%2

*	Fund commenced operation on August 28, 2009.
**	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.
4	Expense Cap was lowered to 0.95% from 1.10% on May 16, 2012.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

Institutional Class
			Period Ended
	Year Ended June 30,		June 30,
	2014	2013	2012*
Net asset value at beginning of year/period	$16.38	$14.00	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income1	0.07	0.03	0.01
Net realized and unrealized
gain/(loss) on investments	4.48	2.39	(1.01)
Total from investment operations	4.55	2.42	(1.00)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from net investment income	—	(0.04)	—
Distributions from realized gains	(0.67)	—	—
Total distributions	(0.67)	(0.04)	—
Net asset value, end of year/period	$20.26	$16.38	$14.00
Total return	28.04%	17.33%	(6.67	)%2

SUPPLEMENTAL DATA
Net assets at end of year/period (000,000’s)	$5.0	$3.1	$2.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	5.92%	7.46%	18.41	%3
Expenses after fees waived	1.20%	1.20%	1.20	%3

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	(4.35)%	(6.07)%	(16.95	)%3
After fees waived	0.37%	0.19%	0.26	%3
Portfolio turnover rate	82%	114%	9	%2

*	Fund commenced operation on March 28, 2012.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Small-Mid Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

Institutional Class
	Year Ended	Period Ended
	June 30, 2014	June 30, 2013*
Net asset value at beginning of year/period	$15.24	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment loss1	(0.09)	(0.00	)**
Net realized and unrealized gain on investments	3.15	0.24
Total from investment operations	3.06	0.24

DISTRIBUTIONS TO SHAREHOLDERS FROM
From net realized gain on investments	(0.53)	—
Total distributions to shareholders	(0.53)	—
Net asset value, end of year/period	$17.77	$15.24
Total return	20.08%	1.60	%2

SUPPLEMENTAL DATA
Net assets at end of year/period (000,000’s)	$5.6	$4.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	4.26%	12.17	%3
Expenses after fees waived	1.15%	1.15	%3

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	(3.62)%	(11.21	)%3
After fees waived	(0.51)%	(0.19	)%3
Portfolio turnover rate	127%	22	%2

*	Fund commenced operations on May 9, 2013.
**	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Class
	Period Ended
	June 30, 2014*
Net asset value at beginning of period	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income1	0.17
Net realized and unrealized gain on investments	0.87
Total from investment operations	1.04

DISTRIBUTIONS TO SHAREHOLDERS FROM
From net investment income	(0.00	)**
Total distributions to shareholders	(0.00	)**
Net asset value, end of period	$16.04
Total return	6.97	%2

SUPPLEMENTAL DATA
Net assets at end of period (000,000’s)	$4.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	5.82	%3
Expenses after fees waived	1.10	%3

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	(2.96	)%3
After fees waived	1.76	%3
Portfolio turnover rate	51	%2

*	Fund commenced operation on November 12, 2013.
**	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2014

NOTE 1 – ORGANIZATION
The DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund and DSM Global Growth & Income Fund, collectively (the “Funds”), are non-diversified series of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds have two classes of shares: Institutional and Retail, but currently only offer the Institutional Class.  The DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund commenced operations on August 28, 2009, March 28, 2012, May 9, 2013 and November 12, 2013, respectively.

The DSM Large Cap Growth Fund’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of large cap companies.

The DSM Global Growth Fund’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies.

The DSM Small-Mid Cap Growth Fund’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of small and mid-sized capitalization companies.

The DSM Global Growth and Income Fund’s investment objective is to seek long term capital appreciation and current income.  It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies, including emerging markets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Continued)

security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.
Depositary receipts with low trading volume may be valued based on its underlying security.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2014.

	Level 1	Level 2	Level 3	Total
DSM Large
Cap Growth Fund
Common Stock^	$150,880,320	$—	$—	$150,880,320
Short-Term
Investments	1,825,495	—	—	1,825,495
Total Investments
in Securities	$152,705,815	$—	$—	$152,705,815

^	See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the year ended June 30, 2014 for the DSM Large Cap Growth Fund.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Continued)

	Level 1	Level 2	Level 3	Total
DSM Global
Growth Fund
Common Stock^	$5,016,009	$—	$—	$5,016,009
Short-Term
Investments	39,713	—	—	39,713
Total Investments
in Securities	$5,055,722	$—	$—	$5,055,722

^	See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the year ended June 30, 2014 for the DSM Global Growth Fund.

	Level 1	Level 2		Level 3	Total
DSM Small-Mid
Cap Growth Fund
Common Stock^	$5,460,921	$132,030	*	$—	$5,592,951
Short-Term
Investments	33,369	—		—	33,369
Total Investments
in Securities	$5,494,290	$132,030		$—	$5,626,320

^	See Schedule of Investments for industry breakouts.
*	Level 2 Common Stock securities are related to the Hotels, Restaurants, & Leisure industry.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the year ended June 30, 2014 for the DSM Small-Mid Cap Growth Fund.

	Level 1	Level 2	Level 3	Total
DSM Global Growth
& Income Fund
Common Stock^	$4,353,485	$—	$—	$4,353,485
Short-Term
Investments	34,849	—	—	34,849
Total Investments
in Securities	$4,388,334	$—	$—	$4,388,334

^	See Schedule of Investments for industry breakouts.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Continued)

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the period ended June 30, 2014 for the DSM Global Growth & Income Fund.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate foreign exchange gains and losses attributable to investments denominated in foreign currencies.  Such gains and losses are included with the net realized and unrealized gain or loss from investments.

The Funds report but do not isolate net realized foreign exchange gains or losses that arise from non-investment asset and liabilities.  Net unrealized foreign exchange gains and losses that arise from changes in the fair values of non-investment assets and liabilities are not isolated on the Statements of Operations.

C.
Federal Income Taxes.  The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.  As of June 30, 2014, none of the Funds had post-October losses.  None of the Funds deferred, on a tax basis, post-December late year losses.  At June 30, 2014, none of the Funds had short-term or long-term capital loss carry forwards.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the tax positions of the Funds, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2011-2013 or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted / amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Funds is equal to the Funds’ net asset value per share.  The Funds charge a 1.00% redemption fee on shares held less than 30 days.  These fees are

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Continued)

deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.
H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

J.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets related to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended June 30, 2014, the following adjustments were made:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)
DSM Large Cap Growth Fund	$48,590	$(48,590)
DSM Global Growth Fund	(554)	554
DSM Small-Mid Cap
Growth Fund	25,575	(25,575)
DSM Global Growth
& Income Fund	(147)	147

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DSM Capital Partners LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% for DSM Large Cap Growth, 0.90% for DSM Global Growth, 0.90% for DSM Small-Mid Cap

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Continued)

Growth and 0.90% for DSM Global Growth & Income, based upon the average daily net assets of the Funds.  For the year ended June 30, 2014, the DSM Large Cap Growth, DSM Global Growth, DSM Small-Mid Cap Growth and DSM Global Growth & Income Funds incurred $872,953, $37,176, $45,489 and $21,819 in advisory fees, respectively.

The Advisor has contractually agreed to limit the DSM Large Cap Growth, DSM Global Growth, DSM Small-Mid Cap Growth and DSM Global Growth & Income Funds’ annual ratios of expenses to 0.95%, 1.20%, 1.15% and 1.10%, respectively, of their average daily net assets.  The contract terms are indefinite and may be terminated only by the Board of Trustees.  Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap shall be reimbursed by each Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Funds’ current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

At June 30, 2014, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the DSM Large Cap Growth, DSM Global Growth, DSM Small-Mid Cap Growth and DSM Global Growth & Income Funds that may be recouped was $438,371, $430,534, $215,527 and $114,338, respectively.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

	June 30,
	2015	2016	2017
DSM Large Cap Growth Fund	$156,401	$138,797	$143,173
DSM Global Growth Fund	60,955	174,576	195,003
DSM Small-Mid Cap
Growth Fund	—	58,167	157,360
DSM Global Growth
& Income Fund	—	—	114,338

The Funds must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Continued)

accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Funds’ expenses and reviews the Funds’ expense accruals.

The Officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds.  Fees paid by the Funds for Administration and Chief Compliance Services for the year ended June 30, 2014, are disclosed on the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 2014, are summarized below:

Fund	Purchases	Sales
DSM Large Cap Growth Fund	$113,546,613	$64,172,516
DSM Global Growth Fund	4,360,274	3,372,461
DSM Small-Mid Cap Growth Fund	7,218,084	6,388,986
DSM Global Growth & Income Fund	6,187,600	1,976,184

There were no purchases or sales of U.S. Government obligations for the year ended June 30, 2014.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Continued)

As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:
				DSM
	DSM	DSM	DSM	Global
	Large Cap	Global	Small-Mid	Growth &
	Growth	Growth	Cap Growth	Income*
Cost of investments	$125,895,806	$4,352,946	$5,331,323	$4,247,059
Gross tax unrealized
appreciation	28,105,155	759,774	603,296	238,888
Gross tax unrealized
depreciation	(1,295,146)	(56,998)	(308,299)	(97,613)
Net tax unrealized
appreciation
(depreciation)	26,810,009	702,776	294,997	141,275
Other unrealized
Undistributed ordinary
income	2,464,429	144,578	328,718	42,278
Undistributed long-term
capital gains	1,776,148	267,945	41,150	—
Total distributable
earnings	4,240,577	412,523	369,868	42,278
Other accumulated
gain (loss)	—	44	—	3
Total accumulated
gain (loss)	$31,050,586	$1,115,343	$664,865	$183,556

The difference between book basis and tax basis unrealized appreciation (deprecation) is attributable to the timing differences related to wash sales.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended June 30, 2014, was as follows:
				DSM
	DSM	DSM	DSM	Global
	Large Cap	Global	Small-Mid	Growth &
	Growth	Growth	Cap Growth	Income*
Distributions
paid from:
Ordinary income	$1,359,855	$62,579	$141,955	$939
Long-term
capital gain	1,218,325	64,380	—	—
	$2,578,180	$126,959	$141,955	$939

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Continued)

The tax character of distributions paid during the year ended June 30, 2013, was as follows:

	DSM	DSM	DSM
	Large Cap	Global	Small-Mid
	Growth	Growth	Cap Growth**
Distributions
paid from:
Ordinary income	$—	$7,509	$—
Long-term
capital gain	—	—	—
	$—	$7,509	$—

*	Fund commenced operations on November 12, 2013.
**	Fund commenced operations on May 9, 2013.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. has made available to the DSM Large Cap Growth and DSM Global Growth Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum amount available was $7,000,000 for the DSM Large Cap Growth Fund and $300,000 for DSM Global Growth Fund.  Advances are not collateralized by a first lien against the Funds’ assets.  During the year ended June 30, 2014, the average interest rate on the credit facility was 3.25% (prime rate) for each of the Funds.  During the year ended June 30, 2014, the average outstanding average daily balance for both of the aforementioned Funds was $411 and $66, respectively.  Interest expense amounted to $14 and $2, respectively.  There is no credit line in place for either the DSM Small-Mid Cap Growth Fund or the DSM Global Growth & Income Fund.

NOTE 7 – SHAREHOLDER MEETING (Unaudited)

A special meeting of the shareholders of the DSM Large Cap Growth Fund was held on March 28, 2014, to approve a change in the classification of the DSM Large Cap Growth Fund from a diversified fund to a non-diversified fund.  Shareholders of record at the close of business on January 24, 2014, were entitled to vote.  As of the record date, the Fund had 4,360,319 shares outstanding, of which 2,432,052 shares voted for the approval, 1,361 shares voted against the approval and the remaining shares did not vote or abstained.

DSM Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DSM Capital Funds and
The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund (collectively the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedule of investments, as of June 30, 2014, and with respect to the DSM Large Cap Growth Fund, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period August 28, 2009 (commencement of operations) until June 30, 2010, with respect to the DSM Global Growth Fund, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of two years in the period then ended, and for the period March 28, 2012 (commencement of operations) to June 30, 2012, and with respect to DSM Small-Mid Cap Growth Fund, the statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period May 9, 2013 (commencement of operations) until June 30, 2013, and with respect to DSM Global Growth & Income Fund, the related statement of operations, changes in net assets and the financial highlights for the period November 12, 2013 (commencement of operations) until June 30, 2014.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodian and brokers or through other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DSM Large Cap Growth Fund, DSM Global Growth Fund,  DSM Small-Mid Cap Growth Fund and DSM Global Growth & Income Fund  as of June 30, 2014, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 26, 2014

DSM Funds

EXPENSE EXAMPLE For the Six Months Ended June 30, 2014 (Unaudited)

As a shareholder of the DSM Large Cap Growth Fund and/or DSM Global Growth Fund and/or DSM Small-Mid Cap Growth Fund and/or DSM Global Growth & Income Fund, (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/14 – 6/30/14).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs

DSM Funds

EXPENSE EXAMPLE For the Six Months Ended June 30, 2014 (Unaudited) (Continued)

of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DSM Large Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/14	6/30/14	1/1/14 – 6/30/14*
Actual	$1,000.00	$1,010.90	$4.74
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.08	$4.76

DSM Global Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/14	6/30/14	1/1/14 – 6/30/14*
Actual	$1,000.00	$1,019.10	$6.01
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.84	$6.01

DSM Small-Mid Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/14	6/30/14	1/1/14 – 6/30/14*
Actual	$1,000.00	$ 949.30	$5.56
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.09	$5.76

DSM Funds

EXPENSE EXAMPLE For the Six Months Ended June 30, 2014 (Unaudited) (Continued)

DSM Global Growth & Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/14	6/30/14	1/1/14 – 6/30/14*
Actual	$1,000.00	$ 991.30	$5.43
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.34	$5.51

*
The calculations are based on expenses incurred during the most recent six-month period for DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund and DSM Global Growth & Income Fund.  The annualized expense ratios for the period for DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund and DSM Global Growth & Income Fund were 0.95%, 1.20%, 1.15% and 1.10%, respectfully.  The dollar amounts shown as expenses paid are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

DSM Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	4	Director,
(born 1943)	and	Term;	Talon Industries, Inc.		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	(business consulting);		Inc.
Fund Services, LLC		May 1991.	formerly, Executive
2020 E. Financial Way			Vice President and
Suite 100			Chief Operating
Glendora, CA 91741			Officer, Integrated
Asset Management
(investment advisor and
manager) and formerly,
President, Value Line, Inc.
(investment advisory and
financial publishing firm).
Wallace L. Cook	Trustee	Indefinite	Investment	4	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The Univ. of
Fund Services, LLC		May 1991.	Rockefeller Trust Co.,		Virginia Law
2020 E. Financial Way			(prior thereto Senior		School Fdn.
Suite 100			Vice President), and
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

DSM Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	4	None.
(born 1973)		Term;	Officer, Direxion
c/o U.S. Bancorp		Since	Funds since 2013;
Fund Services, LLC		September	formerly, Senior Vice
2020 E. Financial Way		2011.	President and Chief
Suite 100			Financial Officer (and
Glendora, CA 91741			other positions), U.S.
Bancorp Fund Services,
LLC 1997-2013.
Carl A. Froebel	Trustee	Indefinite	Formerly President	4	None.
(born 1938)		Term;	and Founder, National
c/o U.S. Bancorp		Since	Investor Data Services,
Fund Services, LLC		May 1991.	Inc. (investment related
2020 E. Financial Way			computer software).
Suite 100
Glendora, CA 91741
Steven J. Paggioli	Trustee	Indefinite	Consultant, since	4	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee,
c/o U.S. Bancorp		Since	Executive Vice		The
Fund Services, LLC		May 1991.	President, Investment		Managers
2020 E. Financial Way			Company Administration,		Funds;
Suite 100			LLC (mutual fund		Trustee,
Glendora, CA 91741			administrator).		Managers
AMG Funds,
Aston Funds;
Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

DSM Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Officers of the Trust
Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March 2013.	Officer, U.S. Bancorp
2020 E. Financial Way	Secretary	Indefinite	Fund Services, LLC,
Suite 100		Term;	since July 2007.
Glendora, CA 91741		Since
February
2008.
Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April 2013.	LLC, since
615 East Michigan St.			April 2005.
Milwaukee, WI 53202
Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Compliance Officer
Fund Services, LLC		July 2011.	(and other positions),
615 East Michigan St.	Anti-	Indefinite	U.S. Bancorp Fund
Milwaukee, WI 53202	Money	Term;	Services, LLC
	Laundering	Since	since August 2004.
	Officer	July 2011.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers.

DSM Funds

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

DSM Large Cap Growth Fund	35.32%
DSM Global Growth Fund	47.39%
DSM Small-Mid Cap Growth Fund	8.72%
DSM Global Growth & Income Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2014, was as follows:

DSM Large Cap Growth Fund	28.89%
DSM Global Growth Fund	25.47%
DSM Small-Mid Cap Growth Fund	7.27%
DSM Global Growth & Income Fund	30.91%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

DSM Large Cap Growth Fund	91.80%
DSM Global Growth Fund	100.00%
DSM Small-Mid Cap Growth Fund	100.00%
DSM Global Growth & Income Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (877) 862-9555 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (877) 862-9555 or by accessing the SEC’s website at www.sec.gov.

DSM Funds

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (877) 862-9555.  The Funds disclose their quarter-end portfolio holdings on their website at www.dsmfunds.com within 60 business days after the quarter-end.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (877) 862-9555 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES

The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling (877) 862-9555.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.dsmfunds.com.

(This Page Intentionally Left Blank.)

DSM Funds

PRIVACY NOTICE (Unaudited)

The Funds collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Investment Advisor
DSM CAPITAL PARTNERS LLC
116 Radio Circle Drive, Suite 200
Mount Kisco, NY  10549

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS LLP
75 East 55th Street, Floor 15
New York, NY  10022

DSM Large Cap Growth Fund
Symbol – DSMLX
CUSIP – 742935133

DSM Global Growth Fund
Symbol – DSMGX
CUSIP – 74316J672

DSM Small-Mid Cap Growth Fund
Symbol – DSMMX
CUSIP – 74316J433

DSM Global Growth & Income Fund
Symbol – DSMYX
CUSIP – 74316J383

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

DSM Large Cap Growth Fund

	FYE 6/30/2014	FYE 6/30/2013
Audit Fees	$18,500	$18,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

   DSM Global Growth Fund

	FYE 6/30/2014	FYE 6/30/2013
Audit Fees	$18,500	$18,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

DSM Small-Mid Cap Growth Fund

	FYE 6/30/2014	FYE 6/30/2013
Audit Fees	$18,500	$18,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

DSM Global Growth & Income Fund

	FYE 6/30/2014	FYE 6/30/2013
Audit Fees	$18,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2014	FYE 6/30/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2014	FYE 6/30/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/Elaine E. Richards
Elaine E. Richards, President

Date     September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Elaine E. Richards
Elaine E. Richards, President

Date     September 5, 2014

By (Signature and Title)                      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     September 5, 2014

* Print the name and title of each signing officer under his or her signature.